LONG-TERM INVESTMENTS IN ASSOCIATES - Statements of financial position - Other Information (Details) $ in Millions, Rp in Billions												12 Months Ended
	Dec. 23, 2021	Dec. 22, 2021	Mar. 08, 2021	Mar. 07, 2021	Oct. 23, 2020 shares	Oct. 22, 2020	Jun. 19, 2019 IDR (Rp)	Feb. 22, 2019 IDR (Rp) shares	Jan. 21, 2019 IDR (Rp)	Sep. 18, 2014 IDR (Rp)	Apr. 29, 2014 IDR (Rp)	Dec. 31, 2021 IDR (Rp) shares	Dec. 31, 2021 USD ($)	Dec. 31, 2020 IDR (Rp)	Dec. 31, 2019 IDR (Rp) shares	Feb. 21, 2019 shares	Dec. 31, 2013
LONG-TERM INVESTMENTS
Shares acquired | shares												2,499
Acquired ownership												Rp 42.0	$ 3	Rp 28.0	Rp 588.0
Indonusa
LONG-TERM INVESTMENTS
Percentage of ownership												15.67%	15.67%
Telkomsel.
LONG-TERM INVESTMENTS
Shares acquired | shares								14,974								2,499
Indonusa
LONG-TERM INVESTMENTS
Increase of issued and fully paid capital											Rp 80.0
Metra | Indonusa
LONG-TERM INVESTMENTS
Percentage of ownership												4.33%	4.33%
Jalin.
LONG-TERM INVESTMENTS
Percentage of ownership interest sold							67.00%
Proceeds from sales of interests in associates							Rp 395.0
Percentage of ownership												33.00%	33.00%	33.00%
Tiphone
LONG-TERM INVESTMENTS
Percentage of ownership														24.00%
Tiphone | PINS
LONG-TERM INVESTMENTS
Percentage of ownership										25.00%
Acquired ownership										Rp 1,395.0
Acquired including intangible assets and goodwill										188.0
Goodwill										Rp 647.0
Indonusa
LONG-TERM INVESTMENTS
Percentage of ownership interest sold																	80.00%
Percentage of ownership														20.00%
Others Associates
LONG-TERM INVESTMENTS
Cumulative unrecognized share of losses												Rp 190.0		Rp 228.0
Finarya.
LONG-TERM INVESTMENTS
Initial investment									Rp 25.0
Purchase of interest in associates								Rp 150.0
Percentage of ownership	24.27%	24.33%	24.33%	25.00%	25.00%	26.58%
Unrecognized share of losses												Rp 150.6
Finarya. | Series B shares
LONG-TERM INVESTMENTS
Number of shares issued | shares					13,632
Finarya. | Grab LA Pte Ltd | Series B shares
LONG-TERM INVESTMENTS
Number of shares issued | shares					11,237
Finarya. | PT BRI Ventura Indonesia | Series B shares
LONG-TERM INVESTMENTS
Number of shares issued | shares					943
Finarya. | Mandiri Capital Indonesia | Series B shares
LONG-TERM INVESTMENTS
Number of shares issued | shares					924
Finarya. | Telkomsel.
LONG-TERM INVESTMENTS
Percentage of ownership								100.00%							26.58%
Number of shares in entity held by entity or by its subsidiaries or associates | shares															48,530
Finarya. | Telkomsel. | Series B shares
LONG-TERM INVESTMENTS
Number of shares issued | shares					528